Retirement benefit obligations - Reconciliation of benefit obligations and pension assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (16)	$ (19)
Movement in pension benefit obligation and pension assets:
Current service cost	(7)	(7)
Settlements		5
Interest (expense)/income	1
Administration costs and taxes	(7)	(4)
Costs recognised in Income statement	(13)	(6)
Actuarial (loss)/gain due to liability experience	(8)	(6)
Actuarial gain due to financial assumptions change	23	62
Actuarial (loss)/gain due to demographic assumptions	(2)	1
Return on plan assets (less)/greater than discount rate	(8)	(41)
Remeasurements recognised in OCI	5	16
Employer contributions	8	(9)
Benefits paid directly by the Group	4	3
Benefits paid, taxes and administration costs paid from scheme assets	(4)	(4)
Net cash	8	(10)
Exchange movements	(4)	3
Amount recognised on the balance sheet	(20)	(16)
Amount recognised on the balance sheet - liability	(84)	(79)
Amount recognised on the balance sheet - asset	64	63
Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(625)	(961)
Movement in pension benefit obligation and pension assets:
Current service cost	(7)	(7)
Settlements		255
Interest (expense)/income	(28)	(26)
Administration costs and taxes	(7)	(4)
Costs recognised in Income statement	(42)	218
Actuarial (loss)/gain due to liability experience	(8)	(6)
Actuarial gain due to financial assumptions change	23	62
Actuarial (loss)/gain due to demographic assumptions	(2)	1
Remeasurements recognised in OCI	13	57
Employee contributions	(3)	(3)
Benefits paid directly by the Group	4	3
Benefits paid, taxes and administration costs paid from scheme assets	48	41
Net cash	49	41
Exchange movements	(55)	20
Amount recognised on the balance sheet	(660)	(625)
Amount recognised on the balance sheet - liability	(230)	(213)
Amount recognised on the balance sheet - asset	(430)	(412)
Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	609	942
Movement in pension benefit obligation and pension assets:
Settlements		(250)
Interest (expense)/income	29	26
Costs recognised in Income statement	29	(224)
Return on plan assets (less)/greater than discount rate	(8)	(41)
Remeasurements recognised in OCI	(8)	(41)
Employer contributions	8	(9)
Employee contributions	3	3
Benefits paid, taxes and administration costs paid from scheme assets	(52)	(45)
Net cash	(41)	(51)
Exchange movements	51	(17)
Amount recognised on the balance sheet	640	609
Amount recognised on the balance sheet - liability	146	134
Amount recognised on the balance sheet - asset	494	475
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	63
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 64	63
Weighted average duration of defined benefit obligation	13 years
United Kingdom | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (396)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(414)	(396)
United Kingdom | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	459
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	478	459
Other Countries
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(79)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(84)	(79)
Other Countries | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(229)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(246)	(229)
Other Countries | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	150
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 162	$ 150